CONSOLIDATED STATEMENTS OF CONDITION (Parenthetical) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Statement of Financial Position [Abstract]
Fair value of investment securities, held-to-maturity	$ 133,896,217	$ 135,468,021
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares Issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	30,000,000	30,000,000
Common stock, shares issued	7,025,444	7,027,230
Unallocated ESOP, shares	0	18,023